RELATED PARTY TRANSACTIONS (Details) (USD $)				6 Months Ended						12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor transactions Shared Services Allocations	Jun. 30, 2009 Predecessor transactions IT Allocations	Jun. 30, 2009 Predecessor transactions Centralized Operations Allocations	Jun. 30, 2009 Predecessor transactions Funds Transfer Pricing	Dec. 31, 2009 Fifth Third	Jun. 30, 2009 Fifth Third	Dec. 31, 2011 Fifth Third	Dec. 31, 2010 Fifth Third	Dec. 31, 2011 Fifth Third TSA	Dec. 31, 2010 Fifth Third TSA	Dec. 31, 2009 Fifth Third IT Services TSA	Dec. 31, 2011 Fifth Third IT Services TSA	Dec. 31, 2010 Fifth Third IT Services TSA	Dec. 31, 2009 Fifth Third Back-Office Support Services TSA	Dec. 31, 2011 Fifth Third Back-Office Support Services TSA	Dec. 31, 2010 Fifth Third Back-Office Support Services TSA	Dec. 31, 2009 Fifth Third Employee Related Services TSA	Dec. 31, 2009 Fifth Third Other Services TSA	Dec. 31, 2011 Fifth Third Other Services TSA	Dec. 31, 2010 Fifth Third Other Services TSA	Jul. 31, 2009 Fifth Third Other Services Master lease and sublease agreements	Dec. 31, 2009 Fifth Third Other Services Master lease and sublease agreements	Dec. 31, 2011 Fifth Third Other Services Master lease and sublease agreements	Dec. 31, 2010 Fifth Third Other Services Master lease and sublease agreements	Dec. 31, 2009 Advent Management agreement	Dec. 31, 2011 Advent Management agreement	Dec. 31, 2010 Advent Management agreement	Jun. 30, 2009 CEO	Dec. 31, 2009 CEO
RELATED PARTY TRANSACTIONS
Receivables related to related party transactions	$ 4,394,000	$ 4,361,000	$ 2,933,000							$ 4,400,000	$ 2,900,000
Interest expense								59,700,000	9,800,000	18,400,000	101,600,000
Commitment fees								300,000	25,000	300,000	600,000
Deposit held with related party										288,400,000	179,700,000
Interest income on deposit								700,000	100,000	700,000	1,000,000
Payments related to cash and treasury management services								500,000		1,200,000	1,300,000																	500,000	1,000,000	1,000,000
Cost of services received				13,300,000	32,900,000	6,800,000	100,000							22,800,000	19,200,000	43,500,000	3,100,000	3,500,000	6,900,000	50,700,000	300,000	500,000	900,000		3,200,000	6,800,000	6,500,000
Lease term																								5 years
Amount due for services provided	752,000	3,814,000	12,466,000									1,600,000	9,000,000
Amount due under agreement in year one																													500,000
Amount due under agreement annually after year one																													1,000,000
Amount loaned to CEO to contribute to JPDN in order to make its investment in Vantiv Holding																															1,500,000
Payment of income tax liability for related party																																$ 1,400,000